Risk management - Maximum exposure limits based on credit quality (Details) - Sovereign risk	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AAA
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	27.00%	15.00%	18.00%
AA
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	19.00%	32.00%	25.00%
A
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	34.00%	26.00%	25.00%
BBB
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	11.00%	11.00%	14.00%
Less than BBB
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	9.00%	16.00%	18.00%